CONSOLIDATED CASH FLOW STATEMENT (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of cash flows [abstract]
Profit (loss) before tax	£ 3,420	£ (290)
Adjustments for:
Change in operating assets	1,360	(11,743)
Change in operating liabilities	6,422	23,967
Non-cash and other items	(1,068)	3,221
Tax paid	(646)	(648)
Net cash provided by operating activities	9,488	14,507
Cash flows from investing activities
Purchase of financial assets	(5,411)	(7,029)
Proceeds from sale and maturity of financial assets	6,335	5,132
Purchase of fixed assets	(1,509)	(1,301)
Proceeds from sale of fixed assets	542	413
Net cash used in investing activities	(43)	(2,785)
Cash flows from financing activities
Dividends paid to ordinary shareholders	(1,000)	0
Distributions on other equity instruments	(203)	(204)
Dividends paid to non-controlling interests	3	0
Return of capital contributions	(2)	(2)
Interest paid on subordinated liabilities	(310)	(514)
Proceeds from issue of subordinated liabilities	1,086	281
Proceeds from issue of other equity instruments	1,549	1,070
Repayment of subordinated liabilities	(471)	(1,769)
Redemptions of other equity instruments	(1,850)	0
Borrowings from parent company	2,459	2,270
Repayments to parent company	(850)	(136)
Interest paid on borrowing from parent company	(127)	(103)
Net cash provided by financing activities	278	893
Effect of exchange rate changes on cash and cash equivalents	0	2
Change in cash and cash equivalents	9,723	12,617
Cash and cash equivalents at beginning of period	48,966	38,614
Cash and cash equivalents at end of period	£ 58,689	£ 51,231